Consolidation Statements of Changes In Equity - USD ($)		Ordinary shares	Additional paid-in Capital	Statutory reserves	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total equity attributable to controlling shareholders	Non-controlling interests	Total
Balance at Dec. 31, 2017		$ 1,680	$ 4,128,663	$ 3,129	$ (1,177,070)	$ 101,784	$ 3,058,186	$ 43,734	$ 3,101,920
Balance (in Shares) at Dec. 31, 2017	[1]	16,800,000
Capital contributions from shareholders			213,518				213,518	127,129	340,647
Net income					7,477,066		7,477,066	175,407	7,652,473
Statutory reserves				630,118	(630,118)
Foreign currency translation adjustment						(419,271)	(419,271)	(14,993)	(434,264)
Balance at Dec. 31, 2018		$ 1,680	4,342,181	633,247	5,669,878	(317,487)	10,329,499	331,277	10,660,776
Balance (in Shares) at Dec. 31, 2018	[1]	16,800,000
Capital contributions from shareholders								238,128	238,128
Net income					9,746,385		9,746,385	(365,617)	9,380,768
Statutory reserves				1,003,167	(1,003,167)
Foreign currency translation adjustment						(282,299)	(282,299)	(775)	(283,074)
Balance at Dec. 31, 2019		$ 1,680	4,342,181	1,636,414	14,413,096	(599,786)	19,793,585	203,013	19,996,598
Balance (in Shares) at Dec. 31, 2019	[1]	16,800,000
Capital contributions from shareholders			119,996				119,996		119,996
Net income					12,087,527		12,087,527	(130,240)	11,957,287
Statutory reserves				837,383	(837,383)
Foreign currency translation adjustment						2,037,926	2,037,926	38,377	2,076,303
Balance at Dec. 31, 2020		$ 1,680	$ 4,462,177	$ 2,473,797	$ 25,663,240	$ 1,438,140	$ 34,039,034	$ 111,150	$ 34,150,184
Balance (in Shares) at Dec. 31, 2020	[1]	16,800,000

[1]	Retrospectively restated for effect of stock reverse splits, see Note 15 for additional information.